Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Jul. 01, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current:
Cash and cash equivalents	$ 355		$ 675			$ 535
Trade receivables, net	549		657			661
Prepaid expenses, taxes and other current assets	138		123			158
Assets of discontinued operations			2,516			2,701
Total current assets	1,042		3,971			4,055
Property and equipment, net	149		152			165
Intangible assets, net	1,431		1,823			1,986
Goodwill	3,827		3,828		527	3,812		3,777
Total Assets	6,449		9,774			10,018
Current:
Short-term and current portion of long-term debt	2		290			62
Accounts payable and other current liabilities	935		1,009			985
Liabilities of discontinued operations			799			878
Total current liabilities	937		2,098			1,925
Long-term debt	4,669		6,094			6,596
Deferred and other income taxes	650		739			765
Other liabilities	24		22			16
Total liabilities	6,280		8,953			9,302
Total stockholder's equity	169		821			716		1,461	1,607
Total Liabilities and Stockholder's Equity	6,449		9,774			10,018
Non-Guarantor Subsidiaries
Current:
Cash and cash equivalents	275		268			313
Intercompany balances	651		715			743
Trade receivables, net	174		251			247
Prepaid expenses, taxes and other current assets	46		46			64
Assets of discontinued operations			790			797
Total current assets	1,146		2,070			2,164
Property and equipment, net	62		64			70
Intangible assets, net	291		291			327
Intercompany balances	131		98			76
Goodwill	732		731			713
Total Assets	2,362		3,254			3,350
Current:
Short-term and current portion of long-term debt	2		4			5
Accounts payable and other current liabilities	383		438			421
Liabilities of discontinued operations			245			241
Total current liabilities	385		687			667
Long-term debt	140		200			253
Intercompany debt	220		220			254
Deferred and other income taxes	31		51			70
Other liabilities	16		15			5
Total liabilities	792		1,173			1,249
Total stockholder's equity	1,570		2,081			2,101
Total Liabilities and Stockholder's Equity	2,362		3,254			3,350
Parent
Current:
Cash and cash equivalents	82		403			220
Trade receivables, net	14		7			3
Prepaid expenses, taxes and other current assets	59	[1]	1,455	[2]		1,300	[2]
Assets of discontinued operations			18			23
Total current assets	155		1,883			1,546
Intangible assets, net	79		105			112
Deferred income taxes	18		30			28
Intercompany balances	220		220			254
Investment in subsidiaries	7,954		8,826			8,620
Total Assets	8,426		11,064			10,560
Current:
Short-term and current portion of long-term debt			286			57
Intercompany balances	3,406		3,793			3,199
Accounts payable and other current liabilities	90		71			70
Total current liabilities	3,496		4,150			3,326
Long-term debt	4,529		5,894			6,343
Intercompany debt	136		103			83
Deferred and other income taxes	96		96			92
Total liabilities	8,257		10,243			9,844
Total stockholder's equity			821			716
Total Liabilities and Stockholder's Equity	8,426		11,064			10,560
Guarantor Subsidiaries
Current:
Cash and cash equivalents	(2)		4	[3]		2
Intercompany balances	2,755		3,078	[3]		2,456
Trade receivables, net	361	[4]	399	[3],[5],[6]		411	[7]
Prepaid expenses, taxes and other current assets	46		39	[3]		41
Assets of discontinued operations			1,719	[3],[8]		1,896
Total current assets	3,160		5,239	[3]		4,806
Property and equipment, net	87		88	[3]		95
Intangible assets, net	1,061		1,427	[3]		1,547
Intercompany balances	5		5	[3]		7
Goodwill	3,095		3,097	[3]		3,099
Investment in subsidiaries	1,570		2,081	[3]		2,101
Total Assets	8,978		11,937	[3]		11,655
Current:
Accounts payable and other current liabilities	475	[1]	1,917	[2],[3]		1,741	[2]
Liabilities of discontinued operations			565	[3]		652
Total current liabilities	475		2,482	[3]		2,393
Deferred and other income taxes	541		622	[3]		631
Other liabilities	8		7	[3]		11
Total liabilities	1,024		3,111	[3]		3,035
Total stockholder's equity			8,826	[3]		8,620
Total Liabilities and Stockholder's Equity	8,978		11,937	[3]		11,655
Eliminations
Current:
Intercompany balances	(3,406)		(3,793)			(3,199)
Prepaid expenses, taxes and other current assets	(13)	[1]	(1,417)	[2]		(1,247)	[2]
Assets of discontinued operations			(11)			(15)
Total current assets	(3,419)		(5,221)			(4,461)
Deferred income taxes	(18)		(30)			(28)
Intercompany balances	(356)		(323)			(337)
Investment in subsidiaries	(9,524)		(10,907)			(10,721)
Total Assets	(13,317)		(16,481)			(15,547)
Current:
Intercompany balances	(3,406)		(3,793)			(3,199)
Accounts payable and other current liabilities	(13)	[1]	(1,417)	[2]		(1,247)	[2]
Liabilities of discontinued operations			(11)			(15)
Total current liabilities	(3,419)		(5,221)			(4,461)
Intercompany debt	(356)		(323)			(337)
Deferred and other income taxes	(18)		(30)			(28)
Total liabilities	(3,793)		(5,574)			(4,826)
Total stockholder's equity	(9,524)		(10,907)			(10,721)
Total Liabilities and Stockholder's Equity	$ (13,317)		$ (16,481)			$ (15,547)

[1]	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state, and local jurisdictions from the Parent Company to its Guarantor Subsidiaries. These balances had not been historically settled and the accumulated Parent Company income tax receivable balance had been previously eliminated against the Guarantor Subsidiaries' income tax liability balance. During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances in the amount of approximately $1.5 billion.
[2]	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state and local jurisdictions from the Parent Company to its Guarantor Subsidiaries. As these intercompany balances have not been historically settled, this entry eliminates the accumulated Parent Company income tax receivable balance with the Guarantor Subsidiaries' income tax liability balance.
[3]	The Supplemental Condensed Consolidating Balance Sheet for the Guarantor Subsidiaries for December 31, 2013 has been revised to present investment in subsidiaries related to discontinued operations within the investment in subsidiary caption. The portion of the Guarantor's investment in subsidiary which related to discontinued operations had previously been presented separately in the assets of discontinued operations caption. While these revisions have no impact on the previously reported total assets of the Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Guarantor Subsidiaries, assets of discontinued operations changed from $1,810 million to $1,719 million; total current assets changed from $5,330 million to $5,239 million; and investment in subsidiaries changed from $1,990 million to $2,081 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.
[4]	This balance is primarily comprised of a receivable from the borrower under the secured accounts receivable facility, which is a non-Guarantor subsidiary, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $140 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[5]	This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[6]	This balance is primarily comprised of a receivable from the borrower under the secured accounts receivable facility, which is a non-Guarantor subsidiary, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[7]	This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[8]	Included in Assets of discontinued operations is $91 million of Availability Services' investment in its non-guarantor subsidiaries. Also included is $142 million of accounts receivable that secured borrowings under the secured accounts receivable facility.